UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 95.4%
Consumer Discretionary 8.6%
Diversified Consumer Services 0.9%
Regis Corp.	757,850	9,548,910
Hotels Restaurants & Leisure 1.6%
Brinker International, Inc.	483,700	5,320,700
International Speedway Corp. "A"	648,800	12,541,304

		17,862,004
Household Durables 0.8%
Helen of Troy Ltd.*	887,000	8,905,480
Media 1.0%
DreamWorks Animation SKG, Inc. "A"*	582,700	11,240,283

Specialty Retail 2.6%
Aaron Rents, Inc. (a)	607,100	14,588,613
Penske Automotive Group, Inc. (a)	1,643,300	9,301,078
The Men's Wearhouse, Inc. (a)	526,700	5,625,156

		29,514,847
Textiles, Apparel & Luxury Goods 1.7%
Hanesbrands, Inc.* (a)	1,172,600	8,208,200
Wolverine World Wide, Inc. (a)	746,300	11,313,908

		19,522,108
Consumer Staples 10.7%
Beverages 0.6%
Central European Distribution Corp.* (a)	954,100	6,363,847
Food & Staples Retailing 3.1%
Nash Finch Co. (a)	337,200	11,748,048
Ruddick Corp. (a)	634,400	13,753,792
Weis Markets, Inc.	353,811	9,818,255

		35,320,095
Food Products 5.1%
Corn Products International, Inc.	496,500	10,014,405
Del Monte Foods Co.	2,455,600	17,557,540
Ralcorp Holdings, Inc.*	242,550	14,698,530
The J.M. Smucker Co.	403,250	14,968,640

		57,239,115
Tobacco 1.9%
Universal Corp. (a)	396,100	11,383,914
Vector Group Ltd. (a)	825,202	10,240,757

		21,624,671
Energy 7.8%
Energy Equipment & Services 3.5%
Atwood Oceanics, Inc.*	513,800	7,850,864
Bristow Group, Inc.* (a)	528,100	10,694,025
Oil States International, Inc.*	752,100	10,017,972
Superior Energy Services, Inc.*	829,600	10,942,424

		39,505,285
Oil, Gas & Consumable Fuels 4.3%
Arch Coal, Inc.	763,600	10,614,040
Forest Oil Corp.* (a)	791,017	11,216,621
Parallel Petroleum Corp.* (a)	711,950	861,459
PetroQuest Energy, Inc.* (a)	1,356,274	4,394,328
St. Mary Land & Exploration Co.	736,300	9,998,954
Stone Energy Corp.*	110,575	437,877
Whiting Petroleum Corp.*	459,200	10,699,360

		48,222,639
Financials 22.0%
Capital Markets 0.9%
Waddell & Reed Financial, Inc. "A"	719,118	10,153,946
Commercial Banks 5.5%
Associated Banc-Corp. (a)	757,800	10,957,788
FirstMerit Corp. (a)	666,000	9,796,860
MB Financial, Inc. (a)	561,250	7,285,025
Prosperity Bancshares, Inc. (a)	531,000	13,551,120

TCF Financial Corp. (a)	1,059,200	12,985,792
Zions Bancorp. (a)	823,500	7,716,195

		62,292,780
Diversified Financial Services 1.3%
Financial Federal Corp. (a)	762,100	14,479,900
Insurance 13.5%
Allied World Assurance Co. Holdings Ltd.	419,045	16,095,519
Argo Group International Holdings Ltd.*	446,794	12,657,674
Aspen Insurance Holdings Ltd.	700,400	15,261,716
Endurance Specialty Holdings Ltd.	635,800	14,222,846
Hanover Insurance Group, Inc.	368,800	12,970,696
IPC Holdings Ltd.	509,500	12,946,395
Odyssey Re Holdings Corp. (a)	330,050	15,334,123
Platinum Underwriters Holdings Ltd.	453,450	12,714,738
Safety Insurance Group, Inc.	404,700	12,654,969
Selective Insurance Group, Inc. (a)	628,700	7,563,261
StanCorp Financial Group, Inc.	467,800	8,415,722
United Fire & Casualty Co.	648,800	11,003,648

		151,841,307
Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, Inc. (REIT) (a)	236,500	9,450,540
Health Care 6.8%
Health Care Equipment & Supplies 0.7%
Inverness Medical Innovations, Inc.*	354,800	7,972,356
Health Care Providers & Services 5.1%
Amedisys, Inc.* (a)	285,561	9,340,700
AmSurg Corp.*	563,554	8,802,714
Healthspring, Inc.*	835,350	6,766,335
LifePoint Hospitals, Inc.* (a)	843,800	17,736,676
MEDNAX, Inc.*	510,900	15,122,640

		57,769,065
Life Sciences Tools & Services 1.0%
PerkinElmer, Inc.	832,450	10,721,956
Industrials 15.6%
Aerospace & Defense 2.1%
Curtiss-Wright Corp. (a)	469,300	12,478,687
Esterline Technologies Corp.*	436,300	11,055,842

		23,534,529
Commercial Services & Supplies 1.4%
The Brink's Co.	648,800	15,486,856
Construction & Engineering 2.2%
EMCOR Group, Inc.*	895,600	13,801,196
URS Corp.*	355,900	11,004,428

		24,805,624
Electrical Equipment 2.5%
Baldor Electric Co. (a)	729,100	8,902,311
General Cable Corp.* (a)	355,900	5,491,537
Regal-Beloit Corp. (a)	480,750	13,787,910

		28,181,758
Machinery 4.4%
Barnes Group, Inc. (a)	1,126,600	10,499,912
Gardner Denver, Inc.*	640,100	12,110,692

Joy Global, Inc. (a)	605,700	10,575,522
Kennametal, Inc.	822,400	13,421,568
Mueller Water Products, Inc. "A"	1,275,750	2,742,863

		49,350,557
Professional Services 0.5%
Kelly Services, Inc. "A" (a)	739,150	5,617,540
Road & Rail 1.6%
Genesee & Wyoming, Inc. "A"*	496,550	10,372,929
Ryder System, Inc.	357,131	8,164,015

		18,536,944
Trading Companies & Distributors 0.9%
GATX Corp. (a)	526,700	9,622,809
Information Technology 10.8%
Communications Equipment 1.4%
CommScope, Inc.* (a)	727,700	6,498,361
Plantronics, Inc.	1,016,100	8,728,299

		15,226,660
Electronic Equipment, Instruments & Components 4.5%
Anixter International, Inc.* (a)	569,800	16,757,818
Jabil Circuit, Inc.	2,425,500	10,041,570
Mettler-Toledo International, Inc.*	186,600	9,947,646
Park Electrochemical Corp. (a)	925,045	14,532,457

		51,279,491
IT Services 2.3%
CACI International, Inc. "A"*	332,950	14,240,271
DST Systems, Inc.* (a)	393,200	11,567,944

		25,808,215
Software 2.6%
Jack Henry & Associates, Inc.	1,042,002	16,599,092
Sybase, Inc.* (a)	488,150	13,267,917

		29,867,009
Materials 5.6%
Chemicals 0.8%
RPM International, Inc.	788,900	8,551,676
Metals & Mining 4.8%
IAMGOLD Corp.	2,325,950	18,793,676
Pan American Silver Corp.* (a)	876,950	12,628,080
Reliance Steel & Aluminum Co.	535,800	12,746,682
Worthington Industries, Inc. (a)	1,248,600	10,238,520

		54,406,958
Telecommunication Services 1.9%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	1,432,300	9,009,167
Iowa Telecommunications Services, Inc. (a)	898,500	12,183,660

		21,192,827
Utilities 5.6%
Electric Utilities 3.0%
ALLETE, Inc.	394,650	10,513,476
IDACORP, Inc.	465,011	11,318,368

NV Energy, Inc.	1,274,450	11,814,151

		33,645,995
Multi-Utilities 2.6%
Integrys Energy Group, Inc. (a)	312,850	7,524,043
TECO Energy, Inc.	1,182,550	11,340,654
Vectren Corp.	519,500	10,836,770

		29,701,467

Total Common Stocks (Cost $1,547,851,395)		1,074,368,049
Securities Lending Collateral 24.5%
Daily Assets Fund Institutional, 1.05% (b) (c) (Cost $275,800,405)	275,800,405	275,800,405
Cash Equivalents 5.8%
Cash Management QP Trust, 0.85% (b) (Cost $65,547,698)	65,547,698	65,547,698
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,889,199,498) †	125.7	1,415,716,152
Other Assets and Liabilities, Net	(25.7)	(289,011,505)

Net Assets	100.0	1,126,704,647

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,897,908,148. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $482,191,996. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,535,353 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $522,727,349.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2009 amounted to $263,513,931 which is 23.4% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 1,350,168,454
Level 2	65,547,698
Level 3	-
Total	$ 1,415,716,152

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009